OTHER ASSETS (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
OTHER ASSETS
Programs, broadcast and distribution rights	$ 43.1	$ 44.7
Deferred connection costs	10.4	13.5
Other	44.1	33.5
Total other assets	$ 97.6	$ 91.7